INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Components of income (loss) before income taxes

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Mainland China	(44,894,563)	(270,748,715)	(202,919,043)
Hong Kong S.A.R.	(14,613,793)	(7,930,644)	(965,277)
Cayman	(10,448,513)	(1,192,264)	1,998,975
Others	(1,263,004)	(2,157,243)	(14,921,844)
Total	(71,219,873)	(282,028,866)	(216,807,189)

Schedule of income tax expense (benefit)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax (benefit) expense	(15,677,411)	759,425	(319,872)
Deferred income tax benefit	(6,079,533)	(10,952,309)	(23,286,678)
Total	(21,756,944)	(10,192,884)	(23,606,550)

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Expected taxation at PRC statutory tax rate	(17,804,968)	(71,077,803)	(54,201,797)
Tax effect of tax‑exempt entities and differing tax rates in different jurisdictions	6,581,327	2,820,038	105,035
Research and development expenses bonus deduction	(34,910,421)	(30,807,283)	(25,718,922)
Non-deductible share-based compensation expenses	13,866,734	11,742,974	5,850,869
Other non-deductible expenses	638,898	2,491,593	888,261
Preferential tax rate difference	(3,075,033)	7,301,540	15,880,110
Others	(3,770,720)	229,108	1,116,269
Change in valuation allowance	16,717,239	67,106,949	32,473,625

Actual income tax benefit	(21,756,944)	(10,192,884)	(23,606,550)
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share	0.02	(0.05)	(0.10)
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share	0.02	(0.05)	(0.10)

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	74,876,303	115,610,787
Accrued warranty	3,798,876	4,394,077
Advertising expense	2,113,991	2,113,991
Deferred revenue	8,938,710	10,709,100
Allowance for doubtful accounts	41,878,340	43,361,947
Lease Liabilities	1,099,451	226,552
Write-downs of inventories	4,529,042	6,426,901
Less: Valuation allowance	(107,782,306)	(140,255,931)

Total deferred income tax assets, net	29,452,407	42,587,424

Deferred income tax liabilities
Operating lease right of use assets	1,099,451	226,551
Property, plant and equipment	9,968,429	13,878,083

Total deferred income tax liabilities	11,067,880	14,104,634

Net deferred income tax assets	20,747,021	31,752,254
Net deferred income tax liabilities	2,362,494	3,269,464

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	24,508,473	40,764,285	107,782,306
Additions	25,114,239	68,593,841	32,473,625
Reduction	(8,858,427)	(1,575,820)	—

Balance at the end of the year	40,764,285	107,782,306	140,255,931